Equity-Accounted Investees - Summary of Interest (Details) - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Investments accounted for using equity method [abstract]
Interest in joint venture	$ 538,331	$ 519,255